TransMark Optimum ChoiceSM Variable Annuity
                                    Issued by
                 Transamerica Life Insurance and Annuity Company

                              Separate Account VA-8

                        Supplement Dated February 1, 2002

                                       To

                          Prospectus Dated May 1, 2001

The following information supplements the Prospectus. You should read it together with the Prospectus.

1. The following Interest Sweep Option is added to the TRANSFERS section of the prospectus:

         Interest Sweep Option

         Before the annuity date, you may request that interest credited and accumulated on amounts allocated to the fixed account be automatically transferred to any of the variable sub-accounts. Accumulated interest in the Special Dollar Cost Averaging account cannot be used for this option. You may elect to have the accumulated interest transferred from the fixed account to your selected variable sub-accounts on a monthly, quarterly, semi-annual or annual basis. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. The interest sweep option is not available to any sub-account from which systematic withdrawals or automatic payouts are being made.

         The transfers will begin when you request, but no sooner than one week following receipt of such request. For new variable annuity contracts, interest sweep transfers will not begin until the later of:

a)       30 days after the contract effective date; or

b) the estimated end of the free look period which allows 10 days for delivery.

         You may elect to establish, change or terminate the interest sweep option by submitting a written request to our Service Center in a form and manner acceptable to us. We reserve the right to discontinue the interest sweep option at any time for any reason.

         Eligibility Requirements for Interest Sweep Option

         In order to be eligible for the interest sweep option, the value of the fixed account must be at least $10,000. If the value of the fixed account falls below $10,000 at any time while the interest sweep option is in effect, we will automatically terminate the transfers. This limit may be changed.

         The minimum transfer amount is $50. If the amount of accumulated interest in the fixed account is less than $50 at the time of scheduled transfer, the transfer will not occur and the accumulated interest will be added to the next scheduled transfer. Interest sweep transfers will resume on the next scheduled transfer date after the accumulated interest in the fixed account equals at least $50.

         Interest sweep option transfers cannot be made at the same time dollar cost averaging or automatic asset rebalancing are in effect.






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2.   The following  Interest  Sweep Option  section is added to APPENDIX A - THE
     FIXED ACCOUNT:

         Interest Sweep Option

         Before the annuity date, you may request that interest credited and accumulated on amounts allocated to the fixed account be automatically transferred to any of the variable sub-accounts. Accumulated interest in the Special Dollar Cost Averaging account cannot be used for this option. You may elect to have the accumulated interest transferred from the fixed account to your selected variable sub-accounts on a monthly, quarterly, semi-annual or annual basis. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. The interest sweep option is not available to any sub-account from which systematic withdrawals or automatic payouts are being made.

         The transfers will begin when you request, but no sooner than one week following receipt of such request. For new variable annuity contracts, interest sweep transfers will not begin until the later of:

c)       30 days after the contract effective date; or

d) the estimated end of the free look period which allows 10 days for delivery.

         You may elect to establish, change or terminate the interest sweep option by submitting a written request to our Service Center in a form and manner acceptable to us. We reserve the right to discontinue the interest sweep option at any time for any reason.

         Eligibility Requirements for Interest Sweep Option

         In order to be eligible for the interest sweep option, the value of the fixed account must be at least $10,000. If the value of the fixed account falls below $10,000 at any time while the interest sweep option is in effect, we will automatically terminate the transfers. This limit may be changed.

         The minimum transfer amount is $50. If the amount of accumulated interest in the fixed account is less than $50 at the time of scheduled transfer, the transfer will not occur and the accumulated interest will be added to the next scheduled transfer. Interest sweep transfers will resume on the next scheduled transfer date after the accumulated interest in the fixed account equals at least $50.

         Interest sweep option transfers cannot be made at the same time dollar cost averaging or automatic asset rebalancing are in effect.






















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